Fair Value (Details) (Recurring basis, USD $)	Sep. 30, 2012	Dec. 31, 2011
Level 1
Fair value measurements
Cash equivalents		$ 19,894,000
Total		19,894,000
Level 3
Fair value measurements
Warrants Liability		51,000
Other Derivatives	(20,000)	20,000
Total		71,000
Total
Fair value measurements
Cash equivalents		19,894,000
Warrants Liability		51,000
Other Derivatives	(20,000)	20,000
Total		$ 19,965,000